Taxes to Recover (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Recoverable taxes

Recoverable taxes are substantially represented by credits of Tax on Goods and Services (“ICMS”, the Brazilian VAT), Contribution for Social Security Financing (“COFINS”) and Social Integration Program (“PIS”).

	12/31/2018	12/31/2017
ICMS (a.1)	710,669	580,630
Provision for ICMS losses	(99,187)	(72,076)
PIS and COFINS (a.2)	720,731	348,333
Value-Added Tax (IVA) of foreign subsidiaries	31,678	27,180
Others	22,988	15,587

Total	1,386,879	899,654

Current	639,699	664,954
Non-current	747,180	234,700

Provision for ICMS losses

The provision for ICMS losses relates to tax credits that the subsidiaries estimate will not utilize or offset in the future, and its movements are as follows:

Balance as of December 31, 2015	64,891
Additions, write-offs and reversals, net	3,792

Balance as of December 31, 2016	68,683
Additions, write-offs and reversals, net	3,393

Balance as of December 31, 2017	72,076
Additions, write-offs and reversals, net	27,111

Balance as of December 31, 2018	99,187

Summary of Recoverable Income Tax and Social Contribution Taxes	Represented by recoverable IRPJ and CSLL.

	12/31/2018	12/31/2017
IRPJ and CSLL	362,784	295,172

Total	362,784	295,172

Current	257,182	216,630
Non-current	105,602	78,542